Intangible assets - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets under development		₨ 20
Term of agreement based on which discount rate is applied	25 years
Discount rate applied to cash flow projections		10.90%	11.40%
Adjustment of Actualisation of Provisional Capitalisation	₨ 2
Bottom of Range
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	9.00%
Top of Range
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	11.80%
Customer-related intangible assets [member] | Bottom of Range
Disclosure of detailed information about intangible assets [line items]
Remaining useful lives of finite lived intangible assets other than goodwill	16 years	17 years	18 years
Customer-related intangible assets [member] | Top of Range
Disclosure of detailed information about intangible assets [line items]
Remaining useful lives of finite lived intangible assets other than goodwill	22 years	23 years	24 years